EVENT SUBSEQUENT TO DECEMBER 31, 2025 (Details)		1 Months Ended	12 Months Ended
	Jan. 23, 2026 USD ($) shares installment	Jan. 31, 2026 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	May 05, 2026 ILS (₪) ₪ / shares shares	May 26, 2025 ILS (₪) ₪ / shares shares	Mar. 21, 2024 ILS (₪) ₪ / shares shares
Disclosure of non-adjusting events after reporting period
Number of RSUs granted			109,300	57,080
Authorised Share Capital | ₪						₪ 1,600,000,000	₪ 400,000,000
Ordinary shares
Disclosure of non-adjusting events after reporting period
Number of shares authorised			159,994,000,000	39,994,000,000		159,994,000,000	39,994,000,000
Par value per share | ₪ / shares						₪ 0.01	₪ 0.01
Preference shares [member]
Disclosure of non-adjusting events after reporting period
Number of shares authorised			6,000,000	6,000,000		6,000,000	6,000,000
Par value per share | ₪ / shares						₪ 0.01	₪ 0.01
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period
Authorised Share Capital | ₪					₪ 5,000,000,000
Major ordinary share transactions | Ordinary shares
Disclosure of non-adjusting events after reporting period
Number of shares authorised					499,994,000,000
Par value per share | ₪ / shares					₪ 0.01
Major ordinary share transactions | Preference shares [member]
Disclosure of non-adjusting events after reporting period
Number of shares authorised					6,000,000
Par value per share | ₪ / shares					₪ 0.01
Share Based Payment Transaction [member] | RSU
Disclosure of non-adjusting events after reporting period
Number of RSUs granted	382,850	104,500
Number Of RSU Quarterly Installments | installment	8
Fair Value Of Restricted Stock Unit Granted | $	$ 400,000	$ 100,000
RSU Vesting period	2 years